CAPITAL STOCK - Narrative (Details) Rp in Billions	12 Months Ended
	Dec. 31, 2017 IDR (Rp) Rp / shares	Dec. 31, 2016 IDR (Rp) Rp / shares
CAPITAL STOCK.
Cash dividend | Rp	Rp 13,287	Rp 11,611
Cash dividend (per share) | Rp / shares	134.13	117.21
Special cash dividend | Rp	Rp 3,322	Rp 1,936
Special cash dividend (per share) | Rp / shares	Rp 33.53	Rp 19.54